Net loss per share and dividends per share - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		532,642	3,704,694	3,094,003
Dividends Payable, Amount Per Share	$ 0.45	$ 0.45
Payment of preferred dividends		$ 3,285,000	$ 792,000	$ 0
Preferred stock dividend accrued		$ 100,000	$ 500,000	$ 0
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		908,209	546,935	318,417
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash dividends	$ 18,300,000	$ 18,300,000	$ 0	$ 0